RELATED PARTY TRANSACTIONS	9 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 15 - RELATED PARTY TRANSACTIONS

At December 31, 2012 and March 31, 2012 the amounts of $3,391 and $2,087 ; respectively, were payable to the officers of the Company for routine expense reimbursement. These amounts are unsecured and due on demand.

The Company paid directors fees in the amounts of $90,000 and $137,500 for the nine months ended December 31, 2012 and year ended March 31, 2012; respectively.